OTHER LIABILITIES - Movement of certain provisions (Details) - Nonrelated party ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
OTHER LIABILITIES
Provision beginning of period	₫ 8,480,530		₫ 3,942,680	₫ 2,182,368
Provision made during the year	12,545,191		5,783,583	2,860,521
Change in accounting estimate for pre-existing provisions	6,861,191		251,772	222,988
Utilized	(3,397,169)		(1,497,505)	(1,323,197)
Provision at end of period	24,489,743	$ 974,871,343	8,480,530	3,942,680
Provision for contract penalty and compensation
OTHER LIABILITIES
Provision beginning of period	1,853,326		1,381,631	1,321,147
Provision made during the year	1,377,437		1,002,699	1,016,745
Change in accounting estimate for pre-existing provisions	(791,544)		(10,686)
Utilized	(833,710)		(520,318)	(956,261)
Provision at end of period	1,605,509	63,911,031	1,853,326	1,381,631
Assurance-type warranties
OTHER LIABILITIES
Provision beginning of period	5,629,435		2,561,049	861,221
Provision made during the year	10,792,802		4,066,583	1,843,776
Change in accounting estimate for pre-existing provisions	7,082,548		(21,010)	222,988
Utilized	(2,553,524)		(977,187)	(366,936)
Provision at end of period	20,951,261	834,013,813	5,629,435	₫ 2,561,049
Provision for residual guarantee
OTHER LIABILITIES
Provision beginning of period	997,769
Provision made during the year	374,952		714,301
Change in accounting estimate for pre-existing provisions	570,187		283,468
Utilized	(9,935)
Provision at end of period	₫ 1,932,973	$ 76,946,499	₫ 997,769